Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Aztlan Global Stock Selection DM SMID ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.95%	11.14%
Aztlan North America Nearshoring Stock Selection ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(6.26%)